Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - Related Parties [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Short-term liabilities
Current maturities of long-term debt measured under the fair value option	$ 38,675	$ 0
Long-term liabilities —
CLA’s	0	9,780
NPA	$ 0	$ 21,976